Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000030208
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes Corporate Bond Strategy Portfolio
C000030209
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes High Yield Strategy Portfolio
C000030211
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes Mortgage Strategy Portfolio
Without Sales Load [Member] | C000030208
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	1.19%	3.21%
Without Sales Load [Member] | C000030209
Average Annual Return [Line Items]
Average Annual Return, Percent	6.92%	3.77%	5.18%
Without Sales Load [Member] | C000030211
Average Annual Return [Line Items]
Average Annual Return, Percent	1.42%	(0.42%)	1.18%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Average Annual Return, Percent	2.03%	0.23%	2.29%
FEDERATED INDEX: Baa component of the Bloomberg US Credit Index (BUSC-Baa)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index (Baa Component)
Average Annual Return, Percent	2.70%	0.58%	2.75%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.19%	4.20%	5.16%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	1.20%	(0.74%)	0.91%